Corporate and Administrative Expenses - Schedule of Corporate and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	$ 21,181	$ 17,441
Employee compensation [Member]
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	8,624	7,165
Stock-based Compensation [Member]
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	3,680	3,318
Professional fees [Member]
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	4,324	3,011
Other general and administrative [Member]
Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	$ 4,553	$ 3,947